SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Estimated Useful Lives of Class of Asset (Details) - Office and electronic equipment	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Residual Value	5.00%
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Useful Life	3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Useful Life	5 years